PIA MBS BOND FUND
Schedule of Investments - February 28, 2022 (Unaudited)

Principal
Amount/Shares			Value
	ASSET-BACKED SECURITIES	2.3%
	Other Asset-Backed Securities
	CF Hippolyta LLC
$1,380,755	1.69%, due 7/15/60, Series 2020-1 Class A (b)		$1,336,844
	Total Asset-Backed Securities (cost $1,380,564)		1,336,844

	MORTGAGE-BACKED SECURITIES	89.7%
	Commercial Mortgage-Backed Securities	3.2%
	BX Trust
440,000	1.441% (1 Month LIBOR USD + 1.250%), due 11/17/36, Series 2021-RISE Class B (b) (e)		434,529
	Cold Storage Trust
1,474,486	1.091% (1 Month LIBOR USD + 0.900%), due 11/15/37, Series 2020-ICE5 Class A (b) (e)		1,455,760
			1,890,289
	U.S. Government Securities	86.5%
	FHLMC Pool
327,478	2.50%, due 12/1/31, #G18622		332,619
73,133	5.00%, due 10/1/38, #G04832		81,483
234,017	3.50%, due 5/1/42, #G08491		246,434
192,329	3.00%, due 8/1/43, #G08540		198,132
368,263	4.00%, due 8/1/44, #G08601		394,234
282,913	3.00%, due 3/1/45, #G08631		290,319
444,257	3.00%, due 5/1/45, #G08640		455,890
376,419	3.00%, due 5/1/45, #Q33337		386,246
365,085	3.00%, due 1/1/47, #G08741		373,883
236,598	3.00%, due 1/1/47, #Q45636		241,914
225,132	3.50%, due 4/1/48, #Q55213		233,744
97,891	4.50%, due 5/1/48, #G08820		104,139
93,679	3.50%, due 9/1/48, #G08835		97,052
89,878	4.00%, due 2/1/49, #ZT1710		94,058
235,039	3.00%, due 4/1/49, #ZN5108		238,340
174,216	3.50%, due 7/1/49, #QA1057		180,211
151,267	3.50%, due 7/1/49, #SD8001		156,332
222,484	3.00%, due 10/1/49, #SD8016		225,488
1,497,290	2.50%, due 12/1/51, #QD2700		1,479,435
1,500,000	2.00%, due 2/1/52, #QD7338		1,440,184
1,981,615	2.00%, due 2/1/52, #SD8193		1,902,596
874,153	2.50%, due 2/1/52, #QD7063		864,671
1,500,000	2.50%, due 2/1/52, #SD8194		1,482,128
	FNMA Pool
74,078	4.00%, due 5/1/26, #AH8174		77,023
399,332	2.50%, due 10/1/31, #BC9305		404,988
272,728	2.50%, due 11/1/31, #BD9466		276,848
96,716	3.50%, due 5/1/33, #BK5720		100,430
103,683	3.50%, due 5/1/33, #MA3364		107,674
249,819	4.00%, due 12/1/39, #AE0215		267,842
387,469	3.50%, due 7/1/43, #AB9774		407,769
513,666	3.00%, due 8/1/43, #AU3363		528,705
176,468	4.00%, due 9/1/44, #AS3392		189,073
182,645	3.50%, due 4/1/45, #AY3376		191,200
623,992	3.00%, due 6/1/45, #AZ0504		639,867
158,102	3.50%, due 8/1/45, #AS5699		165,184
79,223	3.50%, due 9/1/45, #AS5722		82,918
208,165	3.00%, due 10/1/45, #AZ6877		211,887
486,821	3.50%, due 12/1/45, #BA2275		511,017
327,553	3.50%, due 12/1/45, #MA2471		343,207
195,585	3.50%, due 3/1/46, #MA2549		204,337
448,811	3.00%, due 7/1/46, #MA2670		458,922
264,888	3.00%, due 9/1/46, #AS7904		271,030
194,342	3.00%, due 5/1/47, #AS9562		198,806
190,602	3.50%, due 9/1/47, #MA3120		197,632
67,712	4.50%, due 11/1/47, #BJ1795		72,071
329,416	3.50%, due 3/1/48, #MA3305		341,550
423,672	4.50%, due 5/1/48, #BM4135		451,247
186,685	4.00%, due 7/1/48, #MA3415		195,241
158,859	4.00%, due 8/1/48, #BK5416		166,442
154,347	4.50%, due 10/1/48, #MA3496		163,583
150,668	4.50%, due 11/1/48, #MA3522		159,370
152,169	3.00%, due 4/1/49, #BN6240		154,148
172,904	3.00%, due 5/1/49, #MA3670		175,098
1,427,181	3.00%, due 12/1/50, #FM7827		1,445,436
1,592,632	3.00%, due 8/1/51, #FM8407		1,609,442
1,996,493	2.50%, due 1/1/52, #BU7884		1,972,685
1,994,686	2.00%, due 2/1/52, #MA4547		1,915,146
25,847	2.50%, due 2/1/52, #BV3506		25,539
1,992,540	2.50%, due 2/1/52, #MA4548		1,968,799
2,900,000	2.50%, due 3/1/52, #MA4563		2,865,446
	FNMA TBA
3,500,000	3.00%, due 3/15/43 (d)		3,533,103
2,000,000	2.50%, due 3/15/47 (d)		1,973,295
5,500,000	2.00%, due 5/25/50 (d)		5,272,732

	GNMA Pool
188,980	5.00%, due 9/15/39, #726311X		213,082
138,676	4.00%, due 6/15/45, #AM8608		149,419
98,143	4.00%, due 2/15/46, #AR3772		105,470
115,272	4.00%, due 10/15/46, #AQ0545		122,441
79,613	4.00%, due 12/15/46, #AQ0562		85,180
814,566	3.00%, due 5/15/47, #AW1730		841,728
429,819	3.00%, due 8/15/47, #AZ5554		444,175
257,554	3.50%, due 11/15/47, #BD4824		266,758
201,573	3.50%, due 4/20/49, #MA5875		208,473
301,410	3.50%, due 7/20/49, #MA6039		311,751
207,338	3.00%, due 8/20/49, #MA6089		211,159
535,311	3.00%, due 9/20/49, #MA6153		545,153
555,275	3.00%, due 12/20/49, #MA6338		565,533
1,994,495	2.00%, due 1/20/52, #MA7826		1,954,099
1,994,127	2.50%, due 1/20/52, #MA7827		1,996,362
	GNMA TBA
1,500,000	2.50%, due 3/20/50 (d)		1,499,014
			51,316,061
	Total Mortgage-Backed Securities (cost $53,254,876)		53,206,350

	SHORT-TERM INVESTMENTS	28.8%
	Money Market Fund	2.7%
1,635,651	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)		1,635,651
	U.S. Treasury Bills	26.1%
$3,000,000	0.051%, due 4/21/22 (c)		2,999,245
5,500,000	0.091%, due 5/26/22 (c)		5,496,058
7,000,000	0.155%, due 6/23/22 (c)		6,990,339
			15,485,642
	Total Short-Term Investments (cost $17,130,805)		17,121,293

	Total Investments (cost $71,766,245)	120.8%	71,664,487
	Liabilities less Other Assets	(20.8)%	(12,344,538)
	TOTAL NET ASSETS	100.0%	$59,319,949

(a)	Rate shown is the 7-day annualized yield as of February 28, 2022.
(b)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securities Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	As of February 28, 2022, the value of these investments was $3,227,133 or 5.44% of total net assets.
(c)	Rate shown is the discount rate at February 28, 2022.
(d)	Security purchased on a when-issued basis. As of February 28, 2022 the total cost of investments
	purchased on a when-issued basis was $16,228,605 or 27.36% of total net assets.
(e)	Variable or floating rate security based on a reference index and spread. The rate reported
	is the rate in effect as of February 28, 2022.

	FHLMC - Federal Home Loan Mortgage Corporation
	FNMA - Federal National Mortgage Association
	GNMA - Government National Mortgage Association
	LIBOR - London Interbank Offered Rate
	TBA - To Be Announced

PIA MBS Bond Fund
Summary of Fair Value Disclosure at February 28, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2022:

	Level 1	Level 2	Level 3	Total

Fixed Income
Asset-Backed Securities	$-	$1,336,844	$-	$1,336,844
Commercial Mortgage-Backed Securities	-	1,890,289	-	1,890,289
Mortgage-Backed Securities - U.S. Government Agencies	-	51,316,061	-	51,316,061
Total Fixed Income	-	54,543,194	-	54,543,194
Money Market Fund	1,635,651	-	-	1,635,651
U.S. Treasury Bills	-	15,485,642	-	15,485,642
Total Investments	$1,635,651	$70,028,836	$-	$71,664,487

Refer to the Fund’s schedule of investments for a detailed break-out of securities.

Level 3 Reconciliation Disclosure
Investments in Securities, at Value
Common Stock
Balance as of November 30, 2021	$439,450
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	(4,921)
Purchases	-
Sales	-
Transfers in and/or out of Level 3	(434,529)
Balance as of February 28, 2022	$-